Note 8 - Intangible Assets - Estimated Future Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
2022	$ 705
2023	648
2024	613
2025	543
2026	441
Thereafter	340
Finite-Lived Intangible Assets, Net, Ending Balance	3,290
Mortgage Servicing Rights [Member]
2022	695
2023	648
2024	613
2025	543
2026	441
Thereafter	340
Finite-Lived Intangible Assets, Net, Ending Balance	3,280	$ 3,043
Core Deposits [Member]
2022	10
2023	0
2024	0
2025	0
2026	0
Thereafter	0
Finite-Lived Intangible Assets, Net, Ending Balance	$ 10	$ 57